Schedule of personnel expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Personnel Expenses
Salaries, wages and other short term employee benefits		₨ 907,523	₨ 741,639	₨ 635,667
Contributions to defined contribution plans		47,321	37,880	30,301
Expenses related to defined benefit plans (refer to Note 34)		11,321	13,878	14,345
Share based compensation costs		152,054	209,557	77,100
Employee welfare expenses		30,215	18,927	21,502
Total	$ 13,973	₨ 1,148,434	₨ 1,021,881	₨ 778,915